Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (95,334)	$ (26,429)	$ (80,277)	$ (50,850)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization of property, equipment and finance lease right-of-use assets	1,999	1,395	2,787	1,948
Gain on disposal of property and equipment		(98)	(107)	(24)
Bad debt expense	377
Stock-based compensation	3,701	4,189	8,043	6,229
Change in equity-method investment	491	252
Change in fair value of debt instrument	45,661	2,222	20,163	2,969
Forgiveness of Paycheck Protection Program loan	(2,860)	0
Changes in operating assets and liabilities:
Accounts receivable	2,137	(1,382)	1,458	(618)
Other receivables	(5,013)	8,602	(2,074)	(3,246)
Prepaid expenses and other current assets	(5,769)	1,263	1,307	(1,030)
Other non-current assets	(1,733)	357	604	(672)
Trade payables	(130)	(4,347)	(3,126)	2,464
Accrued expenses	402	1,708	3,537	2,214
Other current and long-term liabilities	1,614	(838)	(1,943)	2,236
Amortization of debt discount and issuance costs				268
Equity method investment loss	760	252	1,274	1,281
Non-cash interest on convertible loan notes			0	286
Net cash used in operating activities	(54,457)	(13,106)	(48,354)	(36,556)
Cash flows from investing activities:
Purchase of property and equipment	(2,822)	(650)	(1,416)	(2,973)
Payment for asset acquisition	(500)		(250)
Proceeds from disposal of property and equipment			0	142
Investment in equity method investee		(2,500)	(4,990)
Net cash used in investing activities	(3,322)	(3,150)	(6,656)	(2,831)
Cash flows from financing activities:
Proceeds from convertible loan notes	76,723	12,250	51,781	15,000
Principal payments on long-term debt		(1,952)	(1,952)	(3,534)
Proceeds from issuance of ordinary shares, net of issuance costs		1,961	1,961	38,639
Proceeds from Paycheck Protection Program loan		2,860	2,860
Proceeds from exercise of options	283	20	42	33
Proceeds from the exercise of warrants	233	7	7
Proceeds from issuance of warrants	263		360
Debt issuance costs incurred	(3,556)		(494)
Principal payments on finance lease		(1,231)	(1,231)	(1,205)
Net cash provided by financing activities	73,946	13,915	53,334	48,933
Net increase (decrease) in cash and cash equivalents	16,167	(2,341)	(1,676)	9,546
Cash and cash equivalents:
Beginning of period	19,228	20,904	20,904	11,358
End of period	$ 35,395	$ 18,563	$ 19,228	$ 20,904